Investment in associated companies (Tables)	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Equity Method Investments

We have the following investments that are either recorded using the equity method or at cost less impairment for the periods presented in these Consolidated Financial Statements:

(In $ millions)	June 30, 2018	December 31, 2017
Seabras Sapura Participacoes	76	63
Seabras Sapura Holdco	334	290
Seadrill Partners—Total direct ownership interests	914	857
Seadrill Partners—Subordinated units	120	97
Seadrill Partners—Seadrill member interest and IDRs (1)	64	64
SeaMex Ltd	107	102

Total investment in associated companies	1,615	1,473

(1)

The Seadrill Partners—Seadrill member interest and Incentive Distribution Rights (“IDRs”) are recorded at cost less impairment on the basis that they do not represent common stock interests and their fair value is not readily determinable.